Loans and Accounts Receivable From Customers - Schedule of Cash Flows to be Received from Finance Lease Contracts (Parenthetical) (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Net finance leasing contracts	$ 1,246,481	$ 1,234,100
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	1,246,481	1,234,100
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	928,160	940,789
Loans and receivables from customers, net [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	312,118	282,135
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net finance leasing contracts	$ 6,203	$ 11,176